Stock-Based Compensation (Details Textual) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended	1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2014 Stock Option Plan 2009 [Member]	Sep. 30, 2011 Restricted Stock [Member] Chief Executive Officer [Member]	Dec. 31, 2013 Restricted Stock [Member] Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance							400,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant							255,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	Under our stock option plan, every non-employee director of the Company is granted 7,000 options upon first taking office, and then 7,000 upon each additional year in office. Generally, options outstanding vest over periods not exceeding four years and are exercisable for up to five years from the grant date.
Non cash compensation expense	$ 3,416	$ 3,416	$ 35,578	$ 30,879
Fair Value Of Restricted Shares Granted					$ 195,968
Fair Value Of Restricted Shares Amortization Period	15 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			5 years	5 years
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Dividend Rate Minimum			0.00%	0.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Dividend Rate Maximum			2.61%	2.61%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum			74.60%	74.60%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum			75.00%	75.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum			0.73%	0.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum			1.07%	1.07%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.78
Stock Issued During Period, Shares, Restricted Stock Award, Gross								1,000,000
Number Of Warrants Issued To Underwriter						20,000
Exercise Price Of Warrants Issued To Underwriter						$ 2.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures							210,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants							355,000
Number of Outstanding Options, Restricted on Exercise of Shares Under Restricted Stock Agreement									140,000